Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of operating segments [line items]
Revenues	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
Gross Profit		103,077	1,409	94,009	83,430
Selling, general and administrative expenses		54,650	747	50,129	48,680
Research and development expenses		16,541	226	15,410	15,607
Impairment of non-current assets		8,588	117	16,767	210
Other income, net		(982)	(13)	(4,290)	(1,955)
Results from operating activities		24,280	332	15,993	20,888
Finance income, net		1,653	23	1,478	1,117
Share of profit of equity accounted investees, net of tax		480	7	561	438
Profit before tax		26,413	361	18,032	22,443
Tax (expense)/benefit, net		9,175	125	(1,466)	3,648
Profit for the year		17,238	$ 236	19,498	18,795
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1]	154,404		138,123	122,903
Gross Profit		91,111		78,449	71,924
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1]	31,982		25,747	24,140
Gross Profit		9,426		6,190	6,128
Proprietary Product [Member]
Disclosure of operating segments [line items]
Revenues	[1]	523		7,949	4,750
Gross Profit		482		7,744	4,182
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1]	2,813		2,781	2,058
Gross Profit		₨ 2,058		₨ 1,626	₨ 1,196

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).